Share-based compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
Share-based compensation
Amended and Restated Stock Incentive Plan — We award restricted share units and grant qualified incentive and nonqualified stock options to our salaried officers, non-employee directors, and other key employees from our Amended and Restated Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan has 10,000,000 shares authorized for issuance with approximately 6,595,000 shares remaining at December 31, 2016.  Our share-based compensation consists of service-based and performance-based share awards that typically vest over a period of three years from the date of grant, provided that the recipient is still our employee at the time of vesting. Our independent non-employee directors receive annual grants of service-based share awards that vest following 12 months of service.  In the past, we have granted stock options that have a term of 10 years and typically vest one-third on the grant date and an additional one-third on the first and second anniversary dates of the grant.  Our most recent grant of stock options was in 2009.
As of December 31, 2016, options to purchase 359,570 shares of common stock and 741,036 service-based share awards were outstanding.
A summary of activity under our Stock Incentive Plan during the year ended December 31, 2016 is presented below:

Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2016	443,737	$27.06
Exercised	—	—
Forfeited/expired	(84,167)	36.06
Outstanding, fully vested and exercisable at December 31, 2016 (1)	359,570	$24.95	1.61	$424

(1)
As the result of actions in 2011 that were determined to be a "change of control" under the Stock Incentive Plan, all options will remain exercisable for their respective remaining term, regardless of whether the awardees remain employees of Century. Of the 359,570 outstanding options at December 31, 2016 there are 210,905 options with an exercise price of $6.55 per share that expire in May 2019.

Long-Term Incentive Plan — We also grant annual long-term incentive awards under our Amended and Restated Long-Term Incentive Plan (the "LTIP"). The LTIP is designed to provide senior-level employees the opportunity to earn long-term incentive awards through the achievement of performance goals and to align compensation with the interests of our stockholders by linking compensation to share price appreciation and total stockholder return over a multi-year period. Awards made under the LTIP are granted subject to the Stock Incentive Plan to the extent the award is deliverable in stock. We provide two types of LTIP awards: time-vested share units and performance units.
Time-vested share units are stock-settled awards which do not contain any performance-based vesting requirements.  Performance units can be settled in cash or stock and vest based on the achievement of pre-determined performance metrics at the discretion of the Board. We recorded a performance unit liability for approximately $5,511 and $4,853 as of December 31, 2016 and 2015, respectively. Both the performance units and time-vested share units vest, in their entirety, after three years.

Service-based share awards
Outstanding at January 1, 2016	541,304
Granted	528,189
Vested	(197,724)
Forfeited	(130,733)
Outstanding at December 31, 2016	741,036

	Year ended December 31,
	2016	2015	2014
Weighted average per share fair value of service-based share grants	$7.14	$4.21	$15.31
Total intrinsic value of option exercises	—	—	1,011

Fair Value Measurement of Share-Based Compensation Awards – We estimate the fair value of each stock option award using the Black-Scholes model on the date of grant.  We have not granted any stock options since 2009. For our service-based awards, fair value is equal to the closing stock price on the date of grant. For our performance-based awards, fair value is equal to the closing stock price at each reporting period end.
The following table summarizes the compensation cost recognized for the years ended December 31, 2016, 2015 and 2014 for all options, service-based and performance-based share awards. The compensation cost is included as part of selling, general and administrative expenses in our Consolidated Statements of Operations.

	Year ended December 31,
	2016	2015	2014
Share-based compensation expense reported:
Performance-based share expense	$1,441	$1,587	$1,090
Service-based share expense	1,263	257	244
Total share-based compensation expense before income tax	2,704	1,844	1,334
Income tax	—	—	—
Total share-based compensation expense, net of income tax	$2,704	$1,844	$1,334

No share-based compensation cost was capitalized during these periods and there were no significant modifications of any share-based awards in 2016, 2015 and 2014. As of December 31, 2016, we had unrecognized compensation cost of $1,872 before taxes.  This cost will be recognized over a weighted average period of two years.